Other non-financial liability, non-current	12 Months Ended
Mar. 31, 2020
Other non-financial liability, non-current
Other non financial liability, non-current	37. Other non-financial liability, non-current

	March 31,
	2019	2020
Lease rent equalization	2,303	—
Total	2,303	—